LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM DEBT
Schedule of long-term debt

	As at	As at
	December 31,	December 31,
	2024	2023
Credit Facilities(i)(ii)	$(3,930)	$(2,323)
Term Loan Facility(i)(iii)	—	599,333
2020 Notes(i)(iii)	199,092	198,945
2018 Notes(i)(iii)	348,828	348,657
2017 Notes(i)(iii)	299,319	299,103
2016 Notes(i)(iii)	249,695	249,530
2015 Note(i)(iii)	49,952	49,886
2012 Notes(i)(iii)	—	99,955
Total debt	$1,142,956	$1,843,086
Less: current portion	90,000	100,000
Total long-term debt	$1,052,956	$1,743,086

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)	Credit Facilities refers to the Credit Facility and the Old Credit Facility as defined below. There were no amounts outstanding under the Credit Facilities as at December 31, 2024 and December 31, 2023. The December 31, 2024 and December 31, 2023 balances relate to unamortized deferred financing costs.
(iii)	The Term Loan Facility, 2020 Notes, 2018 Notes, 2017 Notes, 2016 Notes, 2015 Note and 2012 Notes are defined below.

Schedule of debt principal repayments

	2025	2026	2027	2028	2029	Thereafter	Total
2020 Notes	$—	$—	$—	$—	$—	$200,000	$200,000
2018 Notes	—	—	—	45,000	—	305,000	350,000
2017 Notes	40,000	—	100,000	—	150,000	10,000	300,000
2016 Notes	—	200,000	—	50,000	—	—	250,000
2015 Note	50,000	—	—	—	—	—	50,000
Total	$90,000	$200,000	$100,000	$95,000	$150,000	$515,000	$1,150,000

Schedule of finance costs

	Year Ended December 31,
	2024	2023
Interest on Notes	$53,229	$57,192
Interest on Term Loan Facility	32,712	26,273
Interest on Credit Facilities	3,350	10,928
Credit Facilities fees	6,167	6,374
Amortization of credit and term loan financing and note issuance costs	3,845	3,290
Accretion expense on reclamation provisions	33,815	32,906
Interest on lease obligations and other interest expense (income)	(3,566)	(3,699)
Interest capitalized to assets under construction	(2,814)	(3,177)
Total finance costs	$126,738	$130,087

2020 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	2.78%	4/7/2030
Series B	100,000	2.88%	4/7/2032
Total	$200,000

2018 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$45,000	4.38%	4/5/2028
Series B	55,000	4.48%	4/5/2030
Series C	250,000	4.63%	4/5/2033
Total	$350,000

2017 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$40,000	4.42%	6/29/2025
Series B	100,000	4.64%	6/29/2027
Series C	150,000	4.74%	6/29/2029
Series D	10,000	4.89%	6/29/2032
Total	$300,000

2016 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series B	$200,000	4.84%	6/30/2026
Series C	50,000	4.94%	6/30/2028
Total	$250,000